Shareholders Capital - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		833,614	412,623
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $		$ 75	$ 30
Share buy back tax		1	0
Decrease to share capital		$ 10	$ 0
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel	284,701
Purchase and cancel of shares | $	$ 23
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,359,108